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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     BRIAN T. EDDY
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Brian T. Eddy       Gloucester, MA                April 6, 2012
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          4/6/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 3/31/2012
- - - - - - - COL1 - - - - - - - -  - - - COL2 - -  - COL3 -  - COL4 - - - COL5 -  - - COL6 - - - - COL7 - -  - - - - - COL8 - - - -
                                                               MARKET              INVESTMENT                    VOTING AUTHORITY
                                                                VALUE     AMOUNT   DISCRETION       OTHR       SOLE   SHARED   NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)    (SHS)                     MGRS        (A)    (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
AT&T INC.                           Common Stock    00206R102      216     6929 SH OTHER                        5823    1106
AT&T INC.                           Common Stock    00206R102     1328    42539 SH SOLE                        42014             525
ABBOTT LABS                         Common Stock    002824100      156     2550 SH OTHER                        2550
ABBOTT LABS                         Common Stock    002824100     1583    25825 SH SOLE                        25325      40     460
AIR PRODS & CHEMS INC               Common Stock    009158106      234     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100      129      215 SH OTHER                         215
APPLE COMPUTER INC                  Common Stock    037833100     1449     2416 SH SOLE                         2396      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      235     4260 SH OTHER                        4260
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1666    30190 SH SOLE                        29480      35     675
AUTOZONE, INC.                      Common Stock    053332102       46      125 SH OTHER                         125
AUTOZONE, INC.                      Common Stock    053332102      351      944 SH SOLE                          879              65
BB&T CORP                           Common Stock    054937107       53     1699 SH OTHER                        1699
BB&T CORP                           Common Stock    054937107      625    19923 SH SOLE                        19483     100     340
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      108     1330 SH OTHER                        1330
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      858    10575 SH SOLE                         9520     150     905
CHEVRON CORPORATION                 Common Stock    166764100      197     1839 SH OTHER                        1839
CHEVRON CORPORATION                 Common Stock    166764100     1663    15514 SH SOLE                        14799     110     605
CHUBB CORP                          Common Stock    171232101       51      745 SH OTHER                         745
CHUBB CORP                          Common Stock    171232101     1199    17350 SH SOLE                        16755             595
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       68      941 SH OTHER                         941
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      375     5233 SH SOLE                         4813      40     380
DANAHER CORP                        Common Stock    235851102       62     1100 SH OTHER                        1100
DANAHER CORP                        Common Stock    235851102      204     3638 SH SOLE                         3638
EMERSON ELEC CO                     Common Stock    291011104      115     2206 SH OTHER                        2206
EMERSON ELEC CO                     Common Stock    291011104      438     8403 SH SOLE                         8403
EXELON CORPORATION                  Common Stock    30161N101      121     3095 SH OTHER                        3095
EXELON CORPORATION                  Common Stock    30161N101      110     2808 SH SOLE                         2808
EXPEDITORS INTL WASH INC            Common Stock    302130109       19      400 SH OTHER                         400
EXPEDITORS INTL WASH INC            Common Stock    302130109      765    16445 SH SOLE                        15260     175    1010
EXXON MOBIL CORP                    Common Stock    30231G102      954    11001 SH OTHER                        7945    2656     400
EXXON MOBIL CORP                    Common Stock    30231G102     2796    32240 SH SOLE                        31468     175     597
GENERAL DYNAMICS CORP               Common Stock    369550108       85     1165 SH OTHER                        1165
GENERAL DYNAMICS CORP               Common Stock    369550108      516     7035 SH SOLE                         6570             465
GENERAL ELEC CO                     Common Stock    369604103      248    12372 SH OTHER                       11572     800
GENERAL ELEC CO                     Common Stock    369604103      396    19740 SH SOLE                        19120     220     400
GENERAL MILLS INC                   Common Stock    370334104       52     1320 SH OTHER                         920     400
GENERAL MILLS INC                   Common Stock    370334104      512    12966 SH SOLE                        12566             400
GOOGLE INC CL A                     Common Stock    38259P508       58       91 SH OTHER                          91
GOOGLE INC CL A                     Common Stock    38259P508      432      674 SH SOLE                          614              60
INTEL CORP                          Common Stock    458140100      217     7730 SH SOLE                         7730
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101       19       90 SH OTHER                                          90
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      308     1475 SH SOLE                         1405      70
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      154     3590 SH OTHER                        3590
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      192     4478 SH SOLE                         4478
J P MORGAN CHASE & CO               Common Stock    46625H100       41      900 SH OTHER                         900
J P MORGAN CHASE & CO               Common Stock    46625H100      648    14094 SH SOLE                        13754      90     250
JOHNSON & JOHNSON                   Common Stock    478160104      183     2767 SH OTHER                        2067     700
JOHNSON & JOHNSON                   Common Stock    478160104     1113    16872 SH SOLE                        16672      40     160
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       34      455 SH OTHER                         455
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      223     2983 SH SOLE                         2898      85
LOWES COS INC                       Common Stock    548661107       24      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      405    12920 SH SOLE                        12340      60     520
MASTERCARD INC.                     Common Stock    57636Q104      313      745 SH SOLE                          660      15      70
MC DONALDS CORP                     Common Stock    580135101      279     2846 SH OTHER                        2846
MC DONALDS CORP                     Common Stock    580135101     1771    18056 SH SOLE                        17721      40     295
MICROSOFT CORP                      Common Stock    594918104       75     2311 SH OTHER                        2211             100
MICROSOFT CORP                      Common Stock    594918104      375    11625 SH SOLE                        10775     250     600
NEXTERA ENERGY INC COM              Common Stock    65339F101      283     4640 SH SOLE                         4336     100     204
NIKE INC                            Common Stock    654106103      164     1516 SH OTHER                        1416     100
NIKE INC                            Common Stock    654106103      780     7189 SH SOLE                         6789     200     200
NOVARTIS A G  A D R                 American Deposi 66987V109       66     1192 SH OTHER                        1192
NOVARTIS A G  A D R                 American Deposi 66987V109      669    12080 SH SOLE                        11550     110     420
PEPSICO INC                         Common Stock    713448108      173     2610 SH OTHER                        2610
PEPSICO INC                         Common Stock    713448108     1394    21008 SH SOLE                        20458             550

CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          4/6/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 3/31/2012
- - - - - - - COL1 - - - - - - - -  - - - COL2 - -  - COL3 -  - COL4 - - - COL5 -  - - COL6 - - - - COL7 - -  - - - - - COL8 - - - -
                                                               MARKET              INVESTMENT                    VOTING AUTHORITY
                                                                VALUE     AMOUNT   DISCRETION       OTHR       SOLE   SHARED   NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)    (SHS)                     MGRS        (A)    (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
PFIZER INC                          Common Stock    717081103       43     1915 SH OTHER                        1915
PFIZER INC                          Common Stock    717081103      708    31248 SH SOLE                        30233            1015
PROCTER & GAMBLE CO                 Common Stock    742718109      156     2323 SH OTHER                        2153      70     100
PROCTER & GAMBLE CO                 Common Stock    742718109     1189    17686 SH SOLE                        17301      70     315
ROCKPORT NATL BANCORP INC           Common Stock    773871108      334     6095 SH SOLE                         6095
SPDR TR                             Common Stock    78462F103       72      512 SH OTHER                         512
SPDR TR                             Common Stock    78462F103      220     1559 SH SOLE                         1559
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      152     4105 SH OTHER                        4105
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      583    15760 SH SOLE                        15395     225     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      399     5565 SH SOLE                         5325             240
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      273    17265 SH OTHER                       17265
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      855    54149 SH SOLE                        53699     450
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704        9      235 SH OTHER                         235
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      357     9537 SH SOLE                         9537
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803       27      883 SH OTHER                         883
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803      790    26206 SH SOLE                        25431             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886       43     1235 SH OTHER                        1235
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      752    21470 SH SOLE                        20445     205     820
SYSCO CORP                          Common Stock    871829107       76     2560 SH OTHER                        2560
SYSCO CORP                          Common Stock    871829107      344    11520 SH SOLE                        10875             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      139     3088 SH OTHER                        3088
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      310     6886 SH SOLE                         6331      75     480
3M CO                               Common Stock    88579Y101      275     3083 SH OTHER                        2783     100     200
3M CO                               Common Stock    88579Y101     1077    12076 SH SOLE                        11596     100     380
UNITED TECHNOLOGIES CORP            Common Stock    913017109        8      100 SH OTHER                                         100
UNITED TECHNOLOGIES CORP            Common Stock    913017109      225     2712 SH SOLE                         2712
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      211     5507 SH OTHER                        4957     306     244
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      450    11764 SH SOLE                        10720     600     444
WESTERN UNION COMPANY               Common Stock    959802109       81     4605 SH OTHER                        4605
WESTERN UNION COMPANY               Common Stock    959802109      494    28049 SH SOLE                        26814            1235
ACCENTURE LTD                       Common Stock    G1151C101      129     2000 SH OTHER                        2000
ACCENTURE LTD                       Common Stock    G1151C101      545     8457 SH SOLE                         8107     100     250
FINAL TOTALS FOR 97 RECORDS                                      41702